Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended			12 Months Ended
	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Sublease expires, description	The sublease expires in November 2022.			The sublease expires in November 2022.
Borrowing rate					10.00%
Right of use asset	$ 269,054			$ 269,054
Lease costs		$ 37,582	$ 37,910		$ 150,851	$ 111,689
Base rent		21,921	21,234		86,997	63,705
Other expenses		$ 15,661	$ 16,676		$ 63,854	$ 47,984
Minimum
Lease payments per month	7,078			7,307
Maximum
Lease payments per month	$ 7,535			$ 7,535